Long-Term Obligations (Details 2) (USD $)						0 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Revolving Credit Facility	Mar. 31, 2014 Senior Notes	Mar. 31, 2014 Unsecured Notes	Mar. 31, 2014 Other Notes Payable	Jun. 19, 2012 Previous revolving credit facility
Maturities
2015	$ 7,081,000				$ 7,081,000
2016	3,614,000				3,614,000
2017	2,356,000				2,356,000
2018	26,449,000		25,000,000		1,449,000
2019	972,238,000	922,000,000	50,000,000		238,000
Thereafter	625,176,000		175,000,000	450,000,000	176,000
Total long-term debt	1,636,914,000	922,000,000	250,000,000	450,000,000	14,914,000
Principal payment						$ 306,800,000